Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flows from Operating Activities:
Net income / (loss)	$ (45,515)	$ 20,628
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Depreciation	59,781	43,243
Amortisation of fair value of above market time charters (Note 8)	167	0
Amortization of debt issuance costs (Note 9)	2,575	1,367
Loss on debt extinguishment (Note 9)	1,619	21
Amortisation of fair value of below market time charters (Note 8)	(1,353)	0
Impairment loss (Note 5)	3,411	0
Loss / (gain) on sale of vessels (Note 5)	700	0
Provision for doubtful debts	1,250	0
Share-based compensation (Note 12)	2,857	5,011
Non-cash effects of derivative financial instruments	149	(573)
Fair value hedge adjustment (Note 18)	0	(1,405)
Change in fair value of forward freight derivatives and bunker swaps	987	(349)
Other non-cash charges	142	60
Gain on hull and machinery claims	(30)	0
Equity in income of investee	(55)	(49)
(Increase)/Decrease in:
Trade accounts receivable	(3,392)	(8,572)
Inventories	(19,255)	(2,912)
Prepaid expenses and other receivables	(18,919)	(1,429)
Due from related parties	1,005	151
Due from managers	20	0
Increase/(Decrease) in:
Accounts payable	6,019	3,771
Due to related parties	(1,152)	26
Accrued liabilities	5,091	957
Due to managers	6,609	2,984
Deferred revenue	4,916	(1,843)
Net cash provided by / (used in) Operating Activities	7,627	61,087
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisition of vessels and other fixed assets	(157,794)	(115,896)
Cash proceeds from vessel sales (Note 5)	20,026	0
Hull and machinery insurance proceeds	5,675	304
Net cash provided by / (used in) Investing Activities	(132,093)	(115,592)
Cash Flows from Financing Activities:
Proceeds from bank loans, leases and notes	392,387	129,984
Loan and lease prepayments and repayments	(366,116)	(108,722)
Financing and debt extinguishment fees paid	(7,740)	(569)
Proceeds from issuance of common stock	0	0
Offering expenses paid related to the issuance of common stock	0	(439)
Repurchase of common shares	(11,562)	0
Refund of financing premia	0	1,247
Net cash provided by / (used in) Financing Activities	6,969	21,501
Net increase/(decrease) in cash and cash equivalents and restricted cash	(117,497)	(33,004)
Cash and cash equivalents and restricted cash at beginning of period	213,877	273,500
Cash and cash equivalents and restricted cash at end of period	96,380	240,496
Reconciliation of (a) cash and cash equivalents, and restricted cash reported within the consolidated balance sheets to (b) the total amount of such items reported in the statements of cash flows:
Cash and cash equivalents	83,088	218,651
Restricted cash, current (Note 9)	6,271	10,425
Restricted cash, non-current (Note 9)	7,021	11,420
Cash and cash equivalents and restricted cash at end of period shown in the statement of cash flows	96,380	240,496
Cash paid during the year for:
Interest	41,502	27,774
Non-cash investing activities:
Shares issued in connection with vessel acquisitions	10,063	0
Vessel upgrades	$ 5,742	$ 780